VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Schedule of Property

Vessels and other property consist of the following:

As of December 31,	2015	2014
Vessels, at cost	$2,799,007	$2,804,179
Accumulated depreciation	(718,349)	(603,603)
Vessels, net	2,080,658	2,200,576

Other property, at cost	22,726	34,360
Accumulated depreciation and amortization	(18,525)	(21,719)
Other property, net	4,201	12,641

Total Vessels and other property	$2,084,859	$2,213,217

Schedule of Property Plant and Equipment by Segment

A breakdown of the carrying value of the Company’s vessels, excluding construction in progress, by reportable segment and fleet as of December 31, 2015 and 2014 follows:

As of December 31, 2015
			Net		Average	Number of
		Accumulated	Carrying		Vessel Age	Owned
	Cost	Depreciation	Value		(by dwt)	Vessels

International Flag Crude Tankers
VLCCs (includes ULCC)	$681,834	$(211,153)	$470,681		11.1	9
Aframaxes	270,246	(76,597)	193,649		10.6	7
Panamaxes	128,613	(14,113)	114,500		13.3	8
Total International Flag Crude Tankers	1,080,693	(301,863)	778,830	(1), (4)	11.3	24

International Flag Product Carriers
Aframax	73,681	(3,896)	69,785		1.4	1
Panamax	197,137	(47,182)	149,955		7.1	4
Handysize	291,380	(52,016)	239,364		10.2	13
Total International Flag Product Carriers	562,198	(103,094)	459,104	(2), (4)	8.1	18

Total U.S. Flag Vessels	1,156,116	(313,392)	842,724	(3)	8.4	14

Fleet Total	$2,799,007	$(718,349)	$2,080,658		10.5	56

(1)

Includes one ULCC, eight VLCCs, seven Aframaxes and eight Panamaxes that are pledged as collateral under both the OIN Revolver Facility due on February 5, 2019 and the OIN Secured Term Loan due on August 5, 2019 with an aggregate carrying value of $778,830.

(2)

Includes one Aframax, four Panamaxes and 12 Handysize Product Carriers that are pledged as collateral under both the OIN Revolver Facility and the OIN Secured Term Loan with an aggregate carrying value of $451,166.

(3)

Includes one Handysize Product Carrier and eight ATB tug barge units that are pledged as collateral under the OBS ABL Facility due on February 5, 2019 and three Handysize Product Carriers that are pledged as collateral under the OBS Term Loan due on August 5, 2019. The OBS Term Loan has a second lien on the vessels pledged under the OBS ABL Facility and the OBS ABL Facility has a second lien on the vessels pledged under the OBS Term Loan. Vessels pledged as collateral under the OBS Term Loan and OBS ABL Facility have aggregate carrying values of $489,135.  (See Note 10, “Debt,” to these consolidated financial statements for additional information regarding secured loan facilities).

(4)

The International Flag Crude Tankers segment and the International Flag Product Carriers segment include vessels with an aggregate carrying value of $158,434 and $289,691, respectively, which the Company believes exceeds their aggregate market values of approximately $128,583 and $228,250, by $29,851 and $61,441, respectively.

As of December 31, 2014
			Net	Average	Number of
		Accumulated	Carrying	Vessel Age	Owned
	Cost	Depreciation	Value	(by dwt)	Vessels

International Flag Crude Tankers
VLCCs (includes ULCC)	$681,743	$(187,139)	$494,604	10.1	9
Aframaxes	269,728	(66,800)	202,928	9.6	7
Panamaxes	128,564	(7,046)	121,518	12.3	8
Total International Flag Crude Tankers	1,080,035	(260,985)	819,050	10.3	24

International Flag Product Carriers
Aframax	73,681	(1,191)	72,490	0.4	1
Panamax	196,472	(39,519)	156,953	6.1	4
Handysize	297,928	(39,879)	258,049	9.8	14
Total International Flag Product Carriers	568,081	(80,589)	487,492	7.7	19

Total U.S. Flag Vessels	1,156,063	(262,029)	894,034	7.4	14

Fleet Total	$2,804,179	$(603,603)	$2,200,576	9.5	57

Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment by Segment

Vessel activity, excluding construction in progress, for the three years ended December 31, 2015 is summarized as follows:

		Accumulated	Net Book
	Vessel Cost	Depreciation	Value
Balance at December 31, 2012	$3,307,813	$(591,256)	$2,716,557
Purchases and vessel additions	2,809	-
Transfers from construction in progress	71,553	-
Disposals	(4,951)	1,837
Depreciation	-	(133,197)
Impairment	(593,201)	227,225

Balance at December 31, 2013	2,784,023	(495,391)	2,288,632
Purchases and vessel additions	27,236	-
Transfers from construction in progress	62,475	-
Disposals	(69,555)	4,808
Depreciation	-	(113,020)

Balance at December 31, 2014	2,804,179	(603,603)	2,200,576
Purchases and vessel additions	1,583	-
Disposals	(6,755)	1,003
Depreciation	-	(115,749)
Balance at December 31, 2015	$2,799,007	$(718,349)	$2,080,658

Drydock [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment by Segment

Drydocking activity for the three years ended December 31, 2015 is summarized as follows:

For the year ended December 31,	2015	2014	2013
Balance at January 1	$62,413	$57,248	$74,418
Additions	68,027	37,817	22,024
Sub-total	130,440	95,065	96,442
Drydock amortization	(35,199)	(30,288)	(32,648)
Amounts recognized upon sale/redelivery of vessels and non-cash adjustments	-	(2,364)	(6,546)
Balance at December 31	$95,241	$62,413	$57,248